Fair Value Measurements - Summary Of Fair Value Of Warrants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair Value Measurements
Change in fair value	¥ 20,732	$ 2,920	¥ 11,219	¥ 0
Fair value of warrants at end of the period	3,952	$ 557
Level 3
Fair Value Measurements
Fair value of warrants at beginning of the period	24,376
Issuances			36,838
Change in fair value	(20,732)		(11,219)
Effect of exchange rate changes	308		(1,243)
Fair value of warrants at end of the period	¥ 3,952		¥ 24,376